INCOME TAX CREDIT (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current tax (credit)/ expense
Irish Corporation tax		$ (331)	$ (511)	$ (480)
Foreign taxes	[1]	(5)	296	179
Adjustment in respect of prior years		61	0	(152)
Total current tax credit		(275)	(215)	(453)
Deferred tax credit
Origination and reversal of temporary differences (see Note 15)	[2]	321	620	48
Origination and reversal of net operating losses (see Note 15)	[2]	(238)	(583)	(215)
Total deferred tax credit	[2]	83	37	(167)
Total income tax credit on continuing operations in statement of operations		(192)	(178)	(620)
Tax charge on discontinued operations (see Note 10)		0	12	438
Total tax credit		$ (192)	$ (166)	$ (182)

[1]	In 2022, the foreign taxes relate primarily to USA and Canada.
[2]	In 2022, there was a deferred tax charge of US$109,000 (2021: charge of US$118,000) (2020: credit of US$444,000) recognised in respect of Ireland and a deferred tax credit of US$26,000 (2021: credit of US$81,000) (2020: credit of US$397,000) recognised in respect of overseas tax jurisdictions.